Financial instruments - Interest rate risk (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	€ 6,178,794,000	€ 6,717,445,000
Losses related to amounts reclassified from AOCI	€ (14,844,000)	€ (18,393,000)	€ (18,861,000)